UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2015 (unaudited)

Reinhart Mid Cap Private Market Value Fund

Description	Shares	Value
COMMON STOCKS - 92.1%
Consumer Discretionary - 12.4%
Dick's Sporting Goods	59,970	$3,006,296
Discovery Communications, Class A *	93,000	2,473,800
Fossil Group *	32,930	2,027,830
Gentex	131,000	2,030,500
Tribune Media, Class A	42,100	1,681,474
Whirlpool	9,960	1,674,276
		12,894,176
Consumer Staples - 4.4%
Archer-Daniels-Midland	49,000	2,204,510
Ingredion	27,300	2,357,082
		4,561,592
Energy - 9.3%
Apache	53,000	2,397,720
Cameron International *	43,750	2,920,750
Pioneer Natural Resources	16,500	2,030,490
Range Resources	58,500	2,259,270
		9,608,230
Financials # - 28.8%
American Financial Group	27,060	1,868,764
BOK Financial	36,720	2,323,642
Citizens Financial Group	127,660	3,168,521
Corrections Corporation of America - REIT	88,070	2,587,497
Eaton Vance	58,270	2,020,221
Fifth Third Bancorp	151,990	3,027,641
Franklin Resources	68,000	2,759,440
Investors Bancorp	218,754	2,576,922
Jones Lang LaSalle	8,900	1,324,943
Plum Creek Timber - REIT	59,050	2,272,834
Ryman Hospitality Properties - REIT	51,550	2,640,906
White Mountains Insurance Group	4,572	3,288,685
		29,860,016
Health Care - 4.2%
HealthSouth	60,440	2,580,788
Universal Health Services, Class B	13,100	1,796,534
		4,377,322
Industrials - 11.3%
ADT	89,560	2,935,777
Clean Harbors *	52,280	2,567,994
Expeditors International of Washington	28,920	1,416,212
Huntington Ingalls Industries	24,240	2,728,939
Orbital ATK	27,649	2,093,306
		11,742,228
Information Technology - 7.5%
DST Systems	19,615	2,008,968
F5 Networks *	19,500	2,367,495
Lam Research	29,000	2,110,330
Synopsys *	27,180	1,275,558
		7,762,351

	Materials - 4.9%
	AptarGroup	38,300	2,579,888
	Ashland	23,600	2,477,292
			5,057,180
	Utilities - 9.3%
	AGL Resources	46,280	2,822,617
	Entergy	41,550	2,714,461
	PPL	77,030	2,387,160
	Public Service Enterprise Group	42,180	1,697,745
			9,621,983
	TOTAL COMMON STOCKS
	(Cost $93,449,445)		95,485,078

	SHORT-TERM INVESTMENTS - 6.5%
	Invesco Treasury Portfolio, Institutional Class, 0.02%^
	(Cost $6,760,480)	6,760,480	6,760,480

	Total Investments - 98.6%
	(Cost $100,209,925)		102,245,558
	Other Assets and Liabilities, Net - 1.4%		1,456,368
	Total Net Assets - 100.0%		$103,701,926

*	Non-income producing security
#
As of August 31, 2015, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	The rate shown is the annualized seven day effective yield as of August 31, 2015.
	REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$95,485,078	$-	$-	$95,485,078
Short-Term Investment	6,760,480	-	-	6,760,480
Total Investments in Securities	$102,245,558	$-	$-	$102,245,558

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

Reinhart Mid Cap Private Market Value Fund

Cost of investments	$100,209,925
Gross unrealized appreciation	7,492,305
Gross unrealized depreciation	(5,456,672)
Net unrealized appreciation	$2,035,633

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date            10/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* James R. Arnold
James R. Arnold, President

Date            10/27/2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date            10/27/2015